SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

18. SEGMENT REPORTING

The Company operates in two principal reportable business segments, Wafer, Cell and module. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules. Ancillary revenues and expenses, generated from one solar power plant and other unallocated costs and expenses are recorded in other, beginning from 2012. The transactions between reportable segments relate to supplier contracts for the sales of wafers and module.  These transactions are executed based on the stated contract prices, with similar terms and conditions as sales to third parties.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net sales and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment.  As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Years ended December 31, 2010
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$911,913,455	$540,469,534	$—	$(246,804,128)	$1,205,578,861
Gross (loss) profit	$269,996,288	$80,537,398	$—	$(2,569,958)	$347,963,728

	Years ended December 31, 2011
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$819,405,032	$395,171,888	$—	$(229,297,553)	$985,279,367
Gross (loss) profit	$53,857,042	$37,759,156	$—	$4,436,946	$96,053,144

	Years ended December 31, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$748,873,942	$518,132,795	$6,856,099	$(304,730,940)	$969,131,896
Gross (loss) profit	$(52,897,042)	$19,151,940	$3,323,488	$(5,272,043)	$(35,693,657)

The following table summarizes the Company’s revenues generated from each product:

	Years ended December 31,
	2010	2011	2012
Solar wafers	$640,127,122	$471,661,221	$434,863,725
Service revenue from tolling arrangement	78,040,989	72,470,242	666,771
Solar modules	475,459,658	381,024,666	494,158,334
Power	—	—	5,062,579
Solar cells	3,959,149	557,198	1,862,342
Other materials	7,991,943	59,566,040	32,518,145
Total	$1,205,578,861	$985,279,367	$969,131,896

The following table summarizes the Company’s revenues generated by geographic location of customers:

	Years ended December 31,
	2010	2011	2012
Mainland China	$432,244,661	$384,612,702	$423,874,152
Taiwan	105,628,418	115,391,115	79,457,996
Australia	959,487	3,264,955	60,324,084
Singapore	37,231,290	2,303,270	49,825,855
Korea	67,258,950	89,186,998	18,035,540
India	13,178,876	4,309,772	6,102,690
Hong Kong	30,537,477	1,054,364	3,599,811
Other Asia Pacific countries	2,215,499	227,108	27,930
Asia Pacific Total	$689,254,658	$600,350,284	$641,248,058

Germany	180,913,486	110,503,738	133,066,515
Greece	—	15,294,700	53,337,917
Belgium	8,391,253	31,231,396	25,411,767
America	60,415,307	64,693,678	16,461,811
Italy	70,270,371	61,615,219	13,662,581
France	19,558,271	37,126,579	11,893,602
Spain	66,833,525	38,586,654	8,266,207
Czech Republic	79,095,388	6,563,582	4,117,232
Others	30,846,602	19,313,537	61,666,206
Total	$1,205,578,861	$985,279,367	$969,131,896

Substantially all of the Company’s long-lived assets are located in Mainland China.

Major customers

Details of the customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2010	2011		2012
Customer A	$152,467,373		*		*

*: Less than 10%.